Other Income (Components of Other Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Income [Abstract]
ATM and check card fees	$ 487	$ 413
Wire transfer fees	88	84
Safe deposit box fees	59	58
Other	80	172
Total other income	$ 714	$ 727